PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 8.7%
508,605
Alphabet, Inc. - Class A
$ 84,352,139
2.0
416,945  Alphabet, Inc. - Class
C
69,709,035
1.6
622,431
AT&T, Inc.
13,693,482
0.3
8,426
(1)
Charter
Communications, Inc.
- Class A
2,730,698
0.1
335,342  Comcast Corp. - Class
A
14,007,235
0.3
20,870
Electronic Arts, Inc.
2,993,593
0.1
19,501
Fox Corp. - Class A
825,477
0.0
11,452
Fox Corp. - Class B
444,338
0.0
32,604  Interpublic Group of
Cos., Inc.
1,031,265
0.0
13,596
(1)
Live Nation
Entertainment, Inc.
1,488,626
0.0
22,387
(1)
Match Group, Inc.
847,124
0.0
189,651  Meta Platforms, Inc.
- Class A
108,563,818
2.5
37,255
(1)
Netflix, Inc.
26,423,854
0.6
32,842
News Corp. - Class A
874,583
0.0
9,744
News Corp. - Class B
272,345
0.0
16,984
Omnicom Group, Inc.
1,755,976
0.1
51,625
(2)
Paramount Global
- Class B
548,258
0.0
14,151
(1)
Take-Two Interactive
Software, Inc.
2,175,150
0.1
42,540
T-Mobile US, Inc.
8,778,554
0.2
365,418  Verizon
Communications, Inc.
16,410,922
0.4
157,433
Walt Disney Co.
15,143,480
0.4
193,688
(1)
Warner Bros
Discovery, Inc.
1,597,926
0.0
374,667,878
8.7
Consumer Discretionary : 10.1%
38,195
(1)
Airbnb, Inc. - Class A
4,843,508
0.1
810,874
(1)
Amazon.com, Inc.
151,090,152
3.5
23,070
(1)
Aptiv PLC
1,661,271
0.0
1,483
(1)
AutoZone, Inc.
4,671,509
0.1
17,040
Best Buy Co., Inc.
1,760,232
0.1
2,910
Booking Holdings, Inc.
12,257,269
0.3
19,772
BorgWarner, Inc.
717,526
0.0
18,780
(1)
Caesars
Entertainment, Inc.
783,877
0.0
13,549
(1)
CarMax, Inc.
1,048,422
0.0
87,694
(1)
Carnival Corp.
1,620,585
0.0
118,881
(1)
Chipotle Mexican Grill,
Inc.
6,849,923
0.2
25,472
D.R. Horton, Inc.
4,859,293
0.1
10,284  Darden Restaurants,
Inc.
1,687,913
0.1
13,235
(1)
Deckers Outdoor Corp.
2,110,321
0.1
19,089
Dollar General Corp.
1,614,357
0.0
17,539
(1)
Dollar Tree, Inc.
1,233,343
0.0
3,036
Domino's Pizza, Inc.
1,305,905
0.0
42,449
eBay, Inc.
2,763,854
0.1
10,821
(1)
Expedia Group, Inc.
1,601,724
0.0
338,931
Ford Motor Co.
3,579,111
0.1
13,348
Garmin Ltd.
2,349,648
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
97,565
General Motors Co.
$ 4,374,815
0.1
12,094
Genuine Parts Co.
1,689,290
0.1
11,375
Hasbro, Inc.
822,640
0.0
21,392  Hilton Worldwide
Holdings, Inc.
4,930,856
0.1
86,080
Home Depot, Inc.
34,879,616
0.8
30,685  Las Vegas Sands
Corp.
1,544,683
0.0
20,982
Lennar Corp. - Class A
3,933,705
0.1
22,853
LKQ Corp.
912,292
0.0
49,466
Lowe's Cos., Inc.
13,397,866
0.3
9,983
(1)
Lululemon Athletica,
Inc.
2,708,887
0.1
20,284  Marriott International,
Inc. - Class A
5,042,602
0.1
62,271
McDonald's Corp.
18,962,142
0.4
20,041
(1)
MGM Resorts
International
783,403
0.0
4,548
(1)
Mohawk Industries,
Inc.
730,773
0.0
104,296
NIKE, Inc. - Class B
9,219,766
0.2
38,168
(1)
Norwegian Cruise Line
Holdings Ltd.
782,826
0.0
267
(1)
NVR, Inc.
2,619,751
0.1
5,035
(1)
O'Reilly Automotive,
Inc.
5,798,306
0.1
3,321
Pool Corp.
1,251,353
0.0
18,015
PulteGroup, Inc.
2,585,693
0.1
3,477
Ralph Lauren Corp.
674,086
0.0
28,957
Ross Stores, Inc.
4,358,318
0.1
20,558  Royal Caribbean
Cruises Ltd.
3,646,167
0.1
98,370
Starbucks Corp.
9,590,091
0.2
19,985
Tapestry, Inc.
938,895
0.0
40,160
Target Corp.
6,259,338
0.2
240,856
(1)
Tesla, Inc.
63,015,155
1.5
98,105
TJX Cos., Inc.
11,531,262
0.3
9,364
Tractor Supply Co.
2,724,269
0.1
4,142
(1)
Ulta Beauty, Inc.
1,611,735
0.0
8,118
Wynn Resorts Ltd.
778,354
0.0
24,407
Yum! Brands, Inc.
3,409,902
0.1
435,918,580
10.1
Consumer Staples : 5.5%
148,113
Altria Group, Inc.
7,559,688
0.2
41,506  Archer-Daniels-
Midland Co.
2,479,568
0.1
15,914  Brown-Forman Corp.
- Class B
782,969
0.0
12,296
Bunge Global SA
1,188,285
0.0
17,105
Campbell Soup Co.
836,777
0.0
21,252  Church & Dwight Co.,
Inc.
2,225,509
0.0
10,752
Clorox Co.
1,751,608
0.0
336,716
Coca-Cola Co.
24,196,412
0.6
70,929
Colgate-Palmolive Co.
7,363,140
0.2
41,585
Conagra Brands, Inc.
1,352,344
0.0
13,601  Constellation Brands,
Inc. - Class A
3,504,842
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
38,485  Costco Wholesale
Corp.
$ 34,117,722
0.8
20,228  Estee Lauder Cos.,
Inc. - Class A
2,016,529
0.0
48,319
General Mills, Inc.
3,568,358
0.1
12,819
Hershey Co.
2,458,428
0.1
25,226
Hormel Foods Corp.
799,664
0.0
9,239
JM Smucker Co.
1,118,843
0.0
23,289
Kellogg Co.
1,879,655
0.0
166,251
Kenvue, Inc.
3,845,386
0.1
91,820
Keurig Dr Pepper, Inc.
3,441,414
0.1
29,237
Kimberly-Clark Corp.
4,159,840
0.1
76,619
Kraft Heinz Co.
2,690,093
0.1
57,644
Kroger Co.
3,303,001
0.1
12,472  Lamb Weston
Holdings, Inc.
807,437
0.0
21,877
McCormick & Co., Inc.
1,800,477
0.0
15,251  Molson Coors
Beverage Co. - Class
B
877,238
0.0
115,957  Mondelez International,
Inc. - Class A
8,542,552
0.2
61,223
(1)
Monster Beverage
Corp.
3,194,004
0.1
119,236
PepsiCo, Inc.
20,276,082
0.5
134,969  Philip Morris
International, Inc.
16,385,237
0.4
204,349
Procter & Gamble Co.
35,393,247
0.8
42,688
Sysco Corp.
3,332,225
0.1
24,811  Tyson Foods, Inc.
- Class A
1,477,743
0.0
62,199  Walgreens Boots
Alliance, Inc.
557,303
0.0
377,050
Walmart, Inc.
30,446,788
0.7
239,730,408
5.5
Energy : 3.2%
32,111
APA Corp.
785,435
0.0
86,237
Baker Hughes Co.
3,117,468
0.1
147,650
Chevron Corp.
21,744,416
0.5
100,805
ConocoPhillips
10,612,750
0.2
64,175
Coterra Energy, Inc.
1,536,991
0.0
54,359
Devon Energy Corp.
2,126,524
0.1
16,261  Diamondback Energy,
Inc.
2,803,396
0.1
49,359
EOG Resources, Inc.
6,067,702
0.1
51,566
EQT Corp.
1,889,378
0.0
385,671
Exxon Mobil Corp.
45,208,355
1.0
76,636
Halliburton Co.
2,226,276
0.1
23,992
Hess Corp.
3,258,114
0.1
167,620
Kinder Morgan, Inc.
3,702,726
0.1
48,559
Marathon Oil Corp.
1,293,126
0.0
29,053  Marathon Petroleum
Corp.
4,733,024
0.1
58,450  Occidental Petroleum
Corp.
3,012,513
0.1
50,702
ONEOK, Inc.
4,620,473
0.1
36,335
Phillips 66
4,776,236
0.1
123,267
Schlumberger NV
5,171,051
0.1
19,018
Targa Resources Corp.
2,814,854
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
27,811
Valero Energy Corp.
$ 3,755,319
0.1
105,812
Williams Cos., Inc.
4,830,318
0.1
140,086,445
3.2
Financials : 10.7%
43,753
Aflac, Inc.
4,891,585
0.1
22,921
Allstate Corp.
4,346,968
0.1
48,753
American Express Co.
13,221,814
0.3
55,900  American International
Group, Inc.
4,093,557
0.1
8,524  Ameriprise Financial,
Inc.
4,004,660
0.1
18,858
Aon PLC - Class A
6,524,679
0.2
32,512
(1)
Arch Capital Group
Ltd.
3,637,443
0.1
19,020  Arthur J Gallagher &
Co.
5,351,657
0.1
4,496
Assurant, Inc.
894,075
0.0
586,023
Bank of America Corp.
23,253,393
0.5
64,060  Bank of New York
Mellon Corp.
4,603,352
0.1
159,013
(1)
Berkshire Hathaway,
Inc. - Class B
73,187,323
1.7
12,087
BlackRock, Inc.
11,476,727
0.3
62,508
Blackstone, Inc.
9,571,850
0.2
20,553
Brown & Brown, Inc.
2,129,291
0.1
33,148  Capital One Financial
Corp.
4,963,250
0.1
9,083  Cboe Global Markets,
Inc.
1,860,834
0.0
129,681
Charles Schwab Corp.
8,404,626
0.2
32,610
Chubb Ltd.
9,404,398
0.2
13,563  Cincinnati Financial
Corp.
1,846,196
0.0
165,611
Citigroup, Inc.
10,367,249
0.2
38,916  Citizens Financial
Group, Inc.
1,598,280
0.0
31,259
CME Group, Inc.
6,897,298
0.2
6,027
(1)
Corpay, Inc.
1,885,005
0.1
21,795  Discover Financial
Services
3,057,621
0.1
2,165  Erie Indemnity Co.
- Class A
1,168,710
0.0
3,757
Everest Re Group Ltd.
1,472,105
0.0
3,302  FactSet Research
Systems, Inc.
1,518,425
0.0
47,359  Fidelity National
Information Services,
Inc.
3,966,316
0.1
58,751
Fifth Third Bancorp
2,516,893
0.1
49,977
(1)
Fiserv, Inc.
8,978,368
0.2
26,817  Franklin Resources,
Inc.
540,363
0.0
22,087
Global Payments, Inc.
2,262,151
0.1
7,797
Globe Life, Inc.
825,780
0.0
27,414  Goldman Sachs
Group, Inc.
13,572,946
0.3
25,436  Hartford Financial
Services Group, Inc.
2,991,528
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
126,082  Huntington
Bancshares, Inc.
$ 1,853,405
0.0
49,840  Intercontinental
Exchange, Inc.
8,006,298
0.2
39,063
Invesco Ltd.
685,946
0.0
246,982  JPMorgan Chase &
Co.
52,078,625
1.2
80,567
KeyCorp
1,349,497
0.0
58,545
KKR & Co., Inc.
7,644,806
0.2
15,816
Loews Corp.
1,250,255
0.0
14,497
M&T Bank Corp.
2,582,206
0.1
3,277  MarketAxess Holdings,
Inc.
839,567
0.0
42,688  Marsh & McLennan
Cos., Inc.
9,523,266
0.2
51,067
MetLife, Inc.
4,212,006
0.1
13,595
Moody's Corp.
6,452,051
0.2
108,141
Morgan Stanley
11,272,618
0.3
6,827
MSCI, Inc.
3,979,663
0.1
35,922
Nasdaq, Inc.
2,622,665
0.1
17,504
Northern Trust Corp.
1,575,885
0.0
34,506  PNC Financial
Services Group, Inc.
6,378,434
0.2
18,495  Principal Financial
Group, Inc.
1,588,720
0.0
50,840
Progressive Corp.
12,901,158
0.3
30,990  Prudential Financial,
Inc.
3,752,889
0.1
16,090  Raymond James
Financial, Inc.
1,970,381
0.1
79,440  Regions Financial
Corp.
1,853,335
0.0
27,796
S&P Global, Inc.
14,359,970
0.3
25,922
State Street Corp.
2,293,319
0.1
34,309
Synchrony Financial
1,711,333
0.0
19,323  T. Rowe Price Group,
Inc.
2,104,854
0.1
19,786
Travelers Cos., Inc.
4,632,298
0.1
116,248
Truist Financial Corp.
4,971,927
0.1
135,460
US Bancorp
6,194,586
0.1
26,097
W.R. Berkley Corp.
1,480,483
0.0
295,473
Wells Fargo & Co.
16,691,270
0.4
8,816  Willis Towers Watson
PLC
2,596,576
0.1
462,697,008
10.7
Health Care : 11.3%
151,036
Abbott Laboratories
17,219,614
0.4
153,332
AbbVie, Inc.
30,280,003
0.7
25,327  Agilent Technologies,
Inc.
3,760,553
0.1
6,095
(1)
Align Technology, Inc.
1,550,080
0.0
15,143  AmerisourceBergen
Corp.
3,408,386
0.1
46,644
Amgen, Inc.
15,029,163
0.4
44,287  Baxter International,
Inc.
1,681,577
0.0
25,091  Becton Dickinson and
Co.
6,049,440
0.1
12,645
(1)
Biogen, Inc.
2,451,107
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,680
Bio-Techne Corp.
$ 1,093,442
0.0
127,835
(1)
Boston Scientific Corp.
10,712,573
0.3
175,993  Bristol-Myers Squibb
Co.
9,105,878
0.2
21,168
Cardinal Health, Inc.
2,339,487
0.1
15,710
(1)
Catalent, Inc.
951,555
0.0
45,663
(1)
Centene Corp.
3,437,511
0.1
4,482
(1)
Charles River
Laboratories
International, Inc.
882,820
0.0
24,267
Cigna Group
8,407,060
0.2
17,285
(1)
Cooper Cos., Inc.
1,907,227
0.0
109,202
CVS Health Corp.
6,866,622
0.2
55,797
Danaher Corp.
15,512,682
0.4
4,006
(1)
DaVita, Inc.
656,704
0.0
34,786
(1)
Dexcom, Inc.
2,332,053
0.1
52,293
(1)
Edwards Lifesciences
Corp.
3,450,815
0.1
20,129
Elevance Health, Inc.
10,467,080
0.2
68,478
Eli Lilly & Co.
60,667,399
1.4
39,637  GE HealthCare
Technologies, Inc.
3,719,932
0.1
108,075
Gilead Sciences, Inc.
9,061,008
0.2
16,130
HCA Healthcare, Inc.
6,555,716
0.2
10,999
(1)
Henry Schein, Inc.
801,827
0.0
20,163
(1)
Hologic, Inc.
1,642,478
0.0
10,452
Humana, Inc.
3,310,566
0.1
7,145
(1)
IDEXX Laboratories,
Inc.
3,609,797
0.1
13,877
(1)
Incyte Corp.
917,270
0.0
6,087
(1)
Insulet Corp.
1,416,749
0.0
30,791
(1)
Intuitive Surgical, Inc.
15,126,695
0.4
15,034
(1)
IQVIA Holdings, Inc.
3,562,607
0.1
208,967
Johnson & Johnson
33,865,192
0.8
7,289
Labcorp Holdings, Inc.
1,628,946
0.0
11,257
McKesson Corp.
5,565,686
0.1
111,339
Medtronic PLC
10,023,850
0.2
220,041
Merck & Co., Inc.
24,987,856
0.6
1,842
(1)
Mettler-Toledo
International, Inc.
2,762,447
0.1
29,364
(1)
Moderna, Inc.
1,962,396
0.1
5,087
(1)
Molina Healthcare, Inc.
1,752,777
0.0
491,912
Pfizer, Inc.
14,235,933
0.3
9,663
Quest Diagnostics, Inc.
1,500,181
0.0
9,212
(1)
Regeneron
Pharmaceuticals, Inc.
9,684,023
0.2
12,755
ResMed, Inc.
3,113,751
0.1
10,707
Revvity, Inc.
1,367,819
0.0
11,994
(1)
Solventum Corp.
836,222
0.0
8,561
STERIS PLC
2,076,385
0.1
29,762
Stryker Corp.
10,751,820
0.3
4,090
Teleflex, Inc.
1,011,539
0.0
33,160  Thermo Fisher
Scientific, Inc.
20,511,781
0.5
80,160  UnitedHealth Group,
Inc.
46,867,949
1.1
5,162  Universal Health
Services, Inc. - Class B
1,182,150
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
22,405
(1)
Vertex
Pharmaceuticals, Inc.
$ 10,420,117
0.2
103,607
Viatris, Inc.
1,202,877
0.0
5,153
(1)
Waters Corp.
1,854,513
0.0
6,297  West Pharmaceutical
Services, Inc.
1,890,108
0.0
17,679  Zimmer Biomet
Holdings, Inc.
1,908,448
0.0
39,328
Zoetis, Inc.
7,683,905
0.2
490,594,147
11.3
Industrials : 8.2%
47,688
3M Co.
6,518,950
0.2
10,413
A.O. Smith Corp.
935,400
0.0
7,563
Allegion PLC
1,102,232
0.0
10,869
(1)
Amentum Holdings,
Inc.
350,525
0.0
20,099
AMETEK, Inc.
3,451,199
0.1
35,400  Automatic Data
Processing, Inc.
9,796,242
0.2
6,232
(1)
Axon Enterprise, Inc.
2,490,307
0.1
50,814
(1)
Boeing Co.
7,725,761
0.2
10,109
(1)
Builders FirstSource,
Inc.
1,959,731
0.0
72,880
Carrier Global Corp.
5,866,111
0.1
42,093
Caterpillar, Inc.
16,463,414
0.4
13,724
(1)
Ceridian HCM Holding,
Inc.
840,595
0.0
10,181  CH Robinson
Worldwide, Inc.
1,123,677
0.0
29,742
Cintas Corp.
6,123,283
0.1
76,017
(1)
Copart, Inc.
3,983,291
0.1
35,575
(1)
CoStar Group, Inc.
2,683,778
0.1
168,297
CSX Corp.
5,811,295
0.1
11,897
Cummins, Inc.
3,852,130
0.1
22,247
Deere & Co.
9,284,341
0.2
55,666
Delta Air Lines, Inc.
2,827,276
0.1
11,932
Dover Corp.
2,287,842
0.1
34,558
Eaton Corp. PLC
11,453,904
0.3
49,715
Emerson Electric Co.
5,437,330
0.1
10,741
Equifax, Inc.
3,156,350
0.1
12,251  Expeditors
International of
Washington, Inc.
1,609,781
0.0
49,710
Fastenal Co.
3,550,288
0.1
19,563
FedEx Corp.
5,354,002
0.1
30,412
Fortive Corp.
2,400,419
0.1
23,855
(1)
GE Vernova, Inc.
6,082,548
0.1
5,222
(1)
Generac Holdings, Inc.
829,671
0.0
22,386  General Dynamics
Corp.
6,765,049
0.2
94,126
General Electric Co.
17,750,281
0.4
56,528  Honeywell
International, Inc.
11,684,903
0.3
35,430  Howmet Aerospace,
Inc.
3,551,857
0.1
4,660
Hubbell, Inc.
1,996,111
0.1
3,404  Huntington Ingalls
Industries, Inc.
899,950
0.0
6,572
IDEX Corp.
1,409,694
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
23,454
Illinois Tool Works, Inc.
$ 6,146,590
0.1
35,025
Ingersoll Rand, Inc.
3,438,054
0.1
10,869
Jacobs Solutions, Inc.
1,422,752
0.0
6,994  JB Hunt Transport
Services, Inc.
1,205,276
0.0
57,989  Johnson Controls
International PLC
4,500,526
0.1
16,468  L3Harris Technologies,
Inc.
3,917,243
0.1
11,694
Leidos Holdings, Inc.
1,906,122
0.0
18,415
Lockheed Martin Corp.
10,764,672
0.3
18,946
Masco Corp.
1,590,327
0.0
4,723
Nordson Corp.
1,240,401
0.0
19,627
Norfolk Southern Corp.
4,877,309
0.1
11,933  Northrop Grumman
Corp.
6,301,459
0.1
16,370  Old Dominion Freight
Line, Inc.
3,251,737
0.1
34,771
Otis Worldwide Corp.
3,614,098
0.1
45,506
PACCAR, Inc.
4,490,532
0.1
11,158
Parker-Hannifin Corp.
7,049,848
0.2
14,366
Pentair PLC
1,404,851
0.0
12,789
Quanta Services, Inc.
3,813,040
0.1
115,475  Raytheon Technologies
Corp.
13,990,951
0.3
17,721
Republic Services, Inc.
3,559,086
0.1
9,850  Rockwell Automation,
Inc.
2,644,331
0.1
24,384
Rollins, Inc.
1,233,343
0.0
4,573
Snap-on, Inc.
1,324,844
0.0
52,011
(2)
Southwest Airlines Co.
1,541,086
0.0
13,365  Stanley Black &
Decker, Inc.
1,471,887
0.0
16,265
Textron, Inc.
1,440,754
0.0
19,590  Trane Technologies
PLC
7,615,221
0.2
4,871
TransDigm Group, Inc.
6,951,550
0.2
182,377
(1)
Uber Technologies,
Inc.
13,707,455
0.3
52,883
Union Pacific Corp.
13,034,602
0.3
28,545
(1)
United Airlines
Holdings, Inc.
1,628,778
0.0
63,587  United Parcel Service,
Inc. - Class B
8,669,452
0.2
5,781
United Rentals, Inc.
4,681,049
0.1
21,451
Veralto Corp.
2,399,509
0.1
12,363
Verisk Analytics, Inc.
3,312,789
0.1
31,702  Waste Management,
Inc.
6,581,335
0.2
15,207  Westinghouse Air
Brake Technologies
Corp.
2,764,176
0.1
3,857
WW Grainger, Inc.
4,006,690
0.1
21,085
Xylem, Inc.
2,847,108
0.1
355,750,351
8.2
Information Technology : 33.0%
54,375  Accenture PLC - Class
A
19,220,475
0.4
38,490
(1)
Adobe, Inc.
19,929,352
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
140,496
(1)
Advanced Micro
Devices, Inc.
$ 23,052,584
0.5
13,154
(1)
Akamai Technologies,
Inc.
1,327,896
0.0
104,541  Amphenol Corp.
- Class A
6,811,892
0.2
43,075
Analog Devices, Inc.
9,914,573
0.2
7,586
(1)
ANSYS, Inc.
2,417,127
0.1
1,319,834
Apple, Inc.
307,521,322
7.1
71,874
Applied Materials, Inc.
14,522,142
0.3
22,362
(1)
Arista Networks, Inc.
8,582,983
0.2
18,702
(1)
Autodesk, Inc.
5,152,027
0.1
404,079
Broadcom, Inc.
69,703,627
1.6
10,131  Broadridge Financial
Solutions, Inc.
2,178,469
0.1
23,770
(1)
Cadence Design
Systems, Inc.
6,442,383
0.2
11,595
CDW Corp.
2,623,948
0.1
349,732
Cisco Systems, Inc.
18,612,737
0.4
43,027  Cognizant Technology
Solutions Corp. - Class
A
3,320,824
0.1
66,853
Corning, Inc.
3,018,413
0.1
20,042
(1)
Crowdstrike Holdings,
Inc. - Class A
5,621,180
0.1
24,972  Dell Technologies, Inc.
- Class C
2,960,181
0.1
11,756
(1)
Enphase Energy, Inc.
1,328,663
0.0
4,942
(1)
EPAM Systems, Inc.
983,606
0.0
5,059
(1)
F5, Inc.
1,113,992
0.0
2,128
(1)
Fair Isaac Corp.
4,135,811
0.1
9,292
(1)
First Solar, Inc.
2,317,796
0.1
55,112
(1)
Fortinet, Inc.
4,273,936
0.1
6,689
(1)
Gartner, Inc.
3,389,718
0.1
47,020
Gen Digital, Inc.
1,289,759
0.0
12,238
(1)
GoDaddy, Inc. - Class
A
1,918,674
0.0
112,821  Hewlett Packard
Enterprise Co.
2,308,318
0.1
84,946
HP, Inc.
3,047,013
0.1
370,408
Intel Corp.
8,689,772
0.2
79,963  International Business
Machines Corp.
17,678,220
0.4
24,267
Intuit, Inc.
15,069,807
0.4
9,848
Jabil, Inc.
1,180,086
0.0
6,328  Jack Henry &
Associates, Inc.
1,117,145
0.0
28,574
Juniper Networks, Inc.
1,113,815
0.0
15,151
(1)
Keysight Technologies,
Inc.
2,407,948
0.1
11,669
KLA Corp.
9,036,590
0.2
11,318
Lam Research Corp.
9,236,393
0.2
71,620  Mastercard, Inc.
- Class A
35,365,956
0.8
46,573  Microchip Technology,
Inc.
3,739,346
0.1
96,256  Micron Technology,
Inc.
9,982,710
0.2
645,244
Microsoft Corp.
277,648,493
6.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,232  Monolithic Power
Systems, Inc.
$ 3,912,484
0.1
14,483  Motorola Solutions,
Inc.
6,511,991
0.2
17,845
NetApp, Inc.
2,204,036
0.1
2,135,465
NVIDIA Corp.
259,330,870
6.0
22,113  NXP Semiconductors
NV
5,307,341
0.1
37,185
(1)
ON Semiconductor
Corp.
2,700,003
0.1
138,753
Oracle Corp.
23,643,511
0.6
174,812
(1)
Palantir Technologies,
Inc. - Class A
6,503,006
0.2
28,108
(1)
Palo Alto Networks,
Inc.
9,607,314
0.2
27,823
Paychex, Inc.
3,733,568
0.1
4,224
Paycom Software, Inc.
703,592
0.0
88,746
(1)
PayPal Holdings, Inc.
6,924,850
0.2
10,429
(1)
PTC, Inc.
1,884,103
0.0
8,235
(1)
Qorvo, Inc.
850,675
0.0
96,704
Qualcomm, Inc.
16,444,515
0.4
9,306  Roper Technologies,
Inc.
5,178,231
0.1
84,117
Salesforce, Inc.
23,023,664
0.5
18,229  Seagate Technology
Holdings PLC
1,996,622
0.1
17,882
(1)
ServiceNow, Inc.
15,993,482
0.4
13,865  Skyworks Solutions,
Inc.
1,369,446
0.0
4,372
(1)
Super Micro Computer,
Inc.
1,820,501
0.0
13,300
(1)
Synopsys, Inc.
6,734,987
0.2
4,061
(1)
Teledyne Technologies,
Inc.
1,777,337
0.0
14,165
Teradyne, Inc.
1,897,118
0.0
79,259
Texas Instruments, Inc.
16,372,532
0.4
21,199
(1)
Trimble, Inc.
1,316,246
0.0
3,704
(1)
Tyler Technologies,
Inc.
2,162,099
0.1
7,286
(1)
VeriSign, Inc.
1,384,049
0.0
145,007
Visa, Inc. - Class A
39,869,675
0.9
28,345
(1)
Western Digital Corp.
1,935,680
0.0
4,478
(1)
Zebra Technologies
Corp. - Class A
1,658,293
0.0
1,426,059,523
33.0
Materials : 2.2%
19,299  Air Products and
Chemicals, Inc.
5,746,084
0.1
10,203
(2)
Albemarle Corp.
966,326
0.0
125,467
Amcor PLC
1,421,541
0.0
6,990
Avery Dennison Corp.
1,543,112
0.0
26,352
Ball Corp.
1,789,564
0.0
9,485
Celanese Corp.
1,289,581
0.0
15,661  CF Industries
Holdings, Inc.
1,343,714
0.0
60,092
Corteva, Inc.
3,532,809
0.1
60,845
Dow, Inc.
3,323,962
0.1
36,242  DuPont de Nemours,
Inc.
3,229,525
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
10,148
Eastman Chemical Co.
$ 1,136,069
0.0
21,983
Ecolab, Inc.
5,612,919
0.1
10,836
FMC Corp.
714,526
0.0
124,730  Freeport-McMoRan,
Inc.
6,226,522
0.2
22,193  International Flavors &
Fragrances, Inc.
2,328,711
0.1
30,154
International Paper Co.
1,473,023
0.0
41,730
Linde PLC US
19,899,368
0.5
22,576  LyondellBasell
Industries NV - Class A
2,165,038
0.1
5,305  Martin Marietta
Materials, Inc.
2,855,416
0.1
27,660
Mosaic Co.
740,735
0.0
99,605
Newmont Corp.
5,323,887
0.1
20,603
Nucor Corp.
3,097,455
0.1
7,740  Packaging Corp. of
America
1,667,196
0.0
20,252
PPG Industries, Inc.
2,682,580
0.1
20,146
Sherwin-Williams Co.
7,689,124
0.2
42,830
Smurfit WestRock PLC
2,116,659
0.1
12,457
Steel Dynamics, Inc.
1,570,579
0.0
11,464
Vulcan Materials Co.
2,870,929
0.1
94,356,954
2.2
Real Estate : 2.2%
13,515  Alexandria Real Estate
Equities, Inc.
1,604,906
0.0
40,546
American Tower Corp.
9,429,378
0.2
12,329  AvalonBay
Communities, Inc.
2,777,107
0.1
12,613
Boston Properties, Inc.
1,014,842
0.0
9,257
Camden Property Trust
1,143,517
0.0
26,147
(1)
CBRE Group, Inc.
- Class A
3,254,779
0.1
37,724
Crown Castle, Inc.
4,475,198
0.1
26,716  Digital Realty Trust,
Inc.
4,323,450
0.1
8,242
Equinix, Inc.
7,315,847
0.2
29,617
Equity Residential
2,205,282
0.1
5,574  Essex Property Trust,
Inc.
1,646,671
0.0
18,397  Extra Space Storage,
Inc.
3,314,956
0.1
6,531  Federal Realty
Investment Trust
750,869
0.0
61,094  Healthpeak Properties,
Inc.
1,397,220
0.0
60,977  Host Hotels & Resorts,
Inc.
1,073,195
0.0
49,455
Invitation Homes, Inc.
1,743,783
0.0
25,464
Iron Mountain, Inc.
3,025,887
0.1
58,518
Kimco Realty Corp.
1,358,788
0.0
10,146  Mid-America
Apartment
Communities, Inc.
1,612,199
0.0
80,376
Prologis, Inc.
10,149,881
0.2
13,674
Public Storage
4,975,558
0.1
75,598
Realty Income Corp.
4,794,425
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,180  Regency Centers
Corp.
$ 1,024,222
0.0
9,329  SBA Communications
Corp.
2,245,490
0.1
26,604  Simon Property Group,
Inc.
4,496,608
0.1
26,054
UDR, Inc.
1,181,288
0.0
35,865
Ventas, Inc.
2,300,023
0.1
90,903
VICI Properties, Inc.
3,027,979
0.1
50,235
Welltower, Inc.
6,431,587
0.2
63,136
Weyerhaeuser Co.
2,137,785
0.1
96,232,720
2.2
Software and Services : 0.1%
26,382
TE Connectivity PLC
3,983,418
0.1
Utilities : 2.5%
61,714
AES Corp.
1,237,983
0.0
22,266
Alliant Energy Corp.
1,351,324
0.0
23,162
Ameren Corp.
2,025,749
0.0
46,192  American Electric
Power Co., Inc.
4,739,299
0.1
16,916  American Water Works
Co., Inc.
2,473,796
0.1
13,480
Atmos Energy Corp.
1,869,811
0.0
56,574  CenterPoint Energy,
Inc.
1,664,407
0.0
25,932
CMS Energy Corp.
1,831,577
0.0
30,021  Consolidated Edison,
Inc.
3,126,087
0.1
27,144  Constellation Energy
Corp.
7,057,983
0.2
72,826
Dominion Energy, Inc.
4,208,615
0.1
17,971
DTE Energy Co.
2,307,656
0.1
67,015
Duke Energy Corp.
7,726,829
0.2
33,523
Edison International
2,919,518
0.1
18,560
Entergy Corp.
2,442,682
0.1
19,962
Evergy, Inc.
1,237,844
0.0
31,024
Eversource Energy
2,111,183
0.1
86,808
Exelon Corp.
3,520,064
0.1
44,495
FirstEnergy Corp.
1,973,353
0.0
178,349
NextEra Energy, Inc.
15,075,841
0.3
38,934
NiSource, Inc.
1,349,063
0.0
17,915
NRG Energy, Inc.
1,632,056
0.0
185,548
PG&E Corp.
3,668,284
0.1
9,858  Pinnacle West Capital
Corp.
873,320
0.0
64,041
PPL Corp.
2,118,476
0.1
43,244  Public Service
Enterprise Group, Inc.
3,857,797
0.1
54,962
Sempra Energy
4,596,472
0.1
94,918
Southern Co.
8,559,705
0.2
29,824
Vistra Corp.
3,535,337
0.1
27,438  WEC Energy Group,
Inc.
2,638,987
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
48,395
Xcel Energy, Inc.
$ 3,160,194
0.1
106,891,292
2.5
Total Common Stock
(Cost $2,415,251,751)
4,226,968,724
97.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.0%
1,000,000
(3)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
1,000,000
0.0
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
1,000,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
36,130
(3)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$36,135, collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $36,853, due
10/01/24-09/09/49)
$ 36,130
0.0
Total Repurchase
Agreements
(Cost $2,036,130)
2,036,130
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
93,251,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $93,251,000) $ 93,251,000 2.2
Total Short-Term
Investments
(Cost $95,287,130)
95,287,130
2.2
Total Investments in
Securities
(Cost $2,510,538,881) $ 4,322,255,854 99.9
Assets in Excess of
Other Liabilities 5,136,126 0.1
Net Assets $ 4,327,391,980 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 4,226,968,724 $ — $ — $ 4,226,968,724
Short-Term Investments 93,251,000 2,036,130 — 95,287,130
Total Investments, at fair value $ 4,320,219,724 $ 2,036,130 $ — $ 4,322,255,854
Other Financial Instruments+
Futures 392,295 — — 392,295
Total Assets $ 4,320,612,019 $ 2,036,130 $ — $ 4,322,648,149
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 350 12/20/24 $ 101,749,375 $ 392,295
$ 101,749,375 $ 392,295
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,898,544,608
Gross Unrealized Depreciation (86,827,635)
Net Unrealized Appreciation $ 1,811,716,973